Accounts Receivable, Net - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivables, written off	¥ 0	¥ 0	¥ 0